Supplemental cash flow information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Supplemental Cash Flow Information [Abstract]
Disclosure of non-cash working capital [Table Text Block]
	Nine months ended September 30, 2020	Twelve months ended December 31, 2019
		(As restated - see Note 25)
Trade and other receivables	$(257,588)	$(41,465)
Prepaid expenses and other	(387,762)	(36,629)
Other assets	-	(150,000)
Accounts payable and accrued liabilities	393,202	86,519
Deferred revenue	7,053	-
	$(245,095)	$(141,575)

	Year ended	Year ended	Nine months ended
	September 30,	September 30,	September 30,
	2022	2021	2020
Trade and other receivables	$631,801	$(218,334)	$(257,588)
Inventories	49,446	17,555	-
Prepaid expenses and other	425,876	(106,205)	(387,762)
Accounts payable and accrued liabilities	2,515,289	(828,698)	393,202
Contract liabilities	17,410	(7,053)	7,053
Deposits	-	150,000	-
Accrued royalties liability	-	1,191,219	-
	$3,639,822	$198,484	$(245,095)